Stock Based Compensation - Summary of Stock Option Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Stock Based Compensation Stock Option Plan [Abstract]
Shares, Outstanding, Beginning balance	1,501,212
Shares, Exercised	(75,361)	(484,682)
Shares, Forfeited or expired	(88,469)
Shares, Outstanding, Ending balance	1,337,382	1,501,212
Shares, Exercisable at December 31, 2023	1,280,856
Aggregate Intrinsic Value, Outstanding at December 31, 2023	$ 4,785
Aggregate Intrinsic Value, Exercisable at December 31, 2023	$ 4,500
Weighted Average Remaining Contractual Term, Outstanding at December 31, 2023	3 years 9 months 18 days
Weighted Average Remaining Contractual Term, Exercisable at December 31, 2023	3 years 8 months 12 days
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 34.64
Weighted Average Exercise Price, Exercised	26.88
Weighted Average Exercise Price, Forfeited or expired	28.74
Weighted Average Exercise Price, Outstanding, Ending balance	35.47	$ 34.64
Weighted Average Exercise Price, Exercisable	$ 35.6